CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OPERATING ACTIVITIES:
Comprehensive income (loss)	$ 51,002	$ (32,239)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	849	2,924
Depreciation	1,055	1,154
Amortization of Intangible assets	530	2,900
Gains from the transfer of rights in Movantik and extinguishment of debt obligations (see below)	(56,082)
Gains from early termination of leases	(694)
Non-cash expenses related to borrowing and payable in respect of intangible assets purchase		2,813
Fair value gains on derivative financial instruments	(8,071)	(1,981)
Loss from modification of warrants terms as part of a new issuance, see note 3b	1,084
Issuance costs in respect of warrants	922	334
Exchange differences and revaluation of bank deposits	(13)	(63)
Total adjustments in respect of income and expenses not involving cash flow	(60,420)	8,081
Changes in assets and liability items:
Decrease (increase) in trade receivables	31,618	(2,078)
Decrease in prepaid expenses and other receivable	1,337	1,872
Decrease in Inventories	1,837	3,091
Decrease in accounts payable	(1,118)	(7,291)
Decrease in accrued expenses and other liabilities	(10,545)	(684)
Increase (decrease) in allowance for deductions from revenue	(31,486)	8,512
Total changes in assets and liability items	(8,357)	3,422
Net cash used in operating activities	(17,775)	(20,736)
INVESTING ACTIVITIES:
Purchase of fixed assets	(7)	(176)
Change in investment in current bank deposits		8,500
Net cash provided (used in) by investing activities	(7)	8,324
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	5,097	16,221
Repayment of payable in respect of intangible asset purchase	(6,555)	(5,778)
Decrease in restricted cash	6,860
Payment of principal with respect to lease liabilities	(589)	(470)
Net cash provided by financing activities	4,813	9,973
DECREASE IN CASH AND CASH EQUIVALENTS	(12,969)	(2,439)
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(3)	(47)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	19,968	29,474
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	6,996	26,988
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	123	11
SUPPLEMENTARY INFORMATION ON INTEREST PAID IN CASH	315	5,283
SUPPLEMENTARY INFORMATION ON NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of right-of-use assets by means of lease liabilities	224	$ 4,767
Decrease in lease liability (with corresponding decrease in right of use asset in amount of $4,117) resulting from early termination of lease	4,811
Transfer of rights in Movantik and extinguishment of debt obligations
Decrease in Intangible asset	(59,503)
Decrease in Inventories	(4,233)
Decrease in Payable in respect of Intangible asset	4,602
Decrease in Borrowing	115,216
Gains from the transfer of the rights in Movantik and extinguishment of debt obligations	$ 56,082